Investments	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Investments [Abstract]
Investments

Note 6    Investments

We have ownership interests in a number of entities which met the criteria of a Variable Interest Entity ("VIE"), including Horizons Satellite Holdings, LLC ("Horizons Holdings") and WP Com, S. de R.L. de C.V. ("WP Com"). We have a greater than 50% controlling ownership and voting interest in New Dawn and therefore consolidate the New Dawn joint venture. Horizons Holdings, as well as WP Com, are discussed in further detail below, including our analyses of the primary beneficiary determination as required under FASB ASC Topic 810, Consolidation ("FASB ASC 810").

(a) WildBlue Communications, Inc.

Prior to December 15, 2009, we had a noncontrolling ownership interest of approximately 28% in WildBlue Communications, Inc. ("WildBlue"), a company offering broadband Internet access services in the continental United States via Ka-band satellite capacity. We accounted for our investment using the equity method of accounting. On December 15, 2009, we sold our ownership interest in WildBlue to Viasat Inc. ("Viasat") through a non-cash transaction whereby we exchanged our interest in WildBlue for shares of Viasat common stock. During the first quarter of 2010, we sold all of our shares of Viasat common stock for $28.6 million, and recorded a $1.3 million gain on the sale within our condensed consolidated statement of operations during the nine months ended September 30, 2010.

(b) Horizons Holdings

We have a joint venture with JSAT International, Inc. ("JSAT"), a leading satellite operator in the Asia-Pacific region. The joint venture is named Horizons Satellite Holdings, LLC and consists of two investments: Horizons-1 Satellite LLC ("Horizons-1") and Horizons-2 Satellite LLC ("Horizons-2"). We provide certain services to the joint venture and utilize capacity from the joint venture.

Under FASB ASC 810, we are required to reassess the primary beneficiary determination of Horizons Holdings on a recurring basis, as well as consider qualitative factors when identifying the primary beneficiary. Upon inception of the joint venture, we originally concluded that we were not the primary beneficiary, and therefore, did not consolidate Horizons Holdings. The assessment considered both quantitative and qualitative factors surrounding the joint venture, including which entity had more voting power or other control of the joint venture as well as whether either entity was exposed to risk of loss or gain. Horizons Holdings was set up with a joint 50/50 share of management authority and equal rights to profits and revenues from Horizons-1 and Horizons-2. However, Horizons Holdings borrowed from JSAT a portion of the funds necessary to finance the construction of the Horizons-2 satellite. As a result, it was initially determined that we were not the primary beneficiary and therefore would not consolidate Horizons Holdings. Our investment was accounted for using the equity method of accounting. Prior to September 30, 2011, there had been no events or revisions to the joint venture that changed our primary beneficiary determination.

On September 30, 2011, Intelsat and JSAT amended the joint venture agreement relating to their investment in Horizons Holdings (the "Horizons Amendment"), and as a result, we re-evaluated the primary beneficiary determination. Pursuant to the Horizons Amendment, the Horizons-2 satellite will be relocated to 85° east longitude and decisions relating to any future relocation of the Horizons-2 satellite will be effectively controlled by us. We believe satellite location is the most significant driver of Horizons Holdings' economic performance. Additionally, the Horizons-1 satellite is the less significant asset of the joint venture. As a result, we determined that we became the primary beneficiary of Horizons Holdings as of September 30, 2011. In accordance with FASB ASC 810, as the primary beneficiary, we have consolidated Horizons Holdings within our condensed consolidated financial statements, net of eliminating entries, as of September 30, 2011.

In accordance with FASB ASC 810, the initial consolidation of a VIE that is a business is considered a business combination and should be accounted for in accordance with the provisions in FASB ASC Topic 805, Business Combinations ("FASB ASC 805"). Based on the guidance in FASB ASC 805, an equity interest that is currently held as the result of a previous transaction is remeasured at fair value when an acquirer gains control, and any resulting gain or loss is recognized in the statement of operations. In addition, FASB ASC 805 states that an acquirer must recognize the identifiable assets acquired, the liabilities assumed and any noncontrolling interest at their acquisition date fair values. Determining the fair values of the net assets of Horizons Holdings required us to make significant estimates and assumptions. In order to develop the fair value estimates, we utilized the income approach. Our estimates included assumptions about projected growth rates, cost of capital, effective tax rates and industry and economic trends. While we believe that the estimates and assumptions underlying the valuation methodology were reasonable, different assumptions could have resulted in different market values. We recorded the assets, liabilities and the noncontrolling interest in Horizons Holdings at fair value in our accompanying condensed consolidated balance sheet at September 30, 2011. The $49.3 million noncontrolling interest is included in the equity section of our condensed consolidated balance sheet in accordance with FASB ASC 810. In the nine months ended September 30, 2011, we also recorded a charge of $20.2 million in earnings (loss) from previously unconsolidated affiliates in the accompanying condensed consolidated statements of operations for the difference between the fair value and carrying value of our investment in Horizons Holdings. In addition, we recorded a $7.4 million income tax benefit in the condensed consolidated statements of operations in the three and nine months ended September 30, 2011, related to this charge.

Prior to the consolidation of Horizons Holdings on September 30, 2011, under the equity method of accounting, our 50% share of the results of the joint venture was a gain of $0.4 million and a loss of $4.5 million for the nine months ended September 30, 2010 and 2011, respectively, which is included in earnings (loss) from previously unconsolidated affiliates in the accompanying condensed consolidated statements of operations.

Through September 30, 2011, we have recorded expenses in relation to the utilization of satellite capacity on the Ku-band portion of the Horizons-1 satellite and on the Horizons-2 satellite. Additionally, we provide tracking, telemetry and commanding as well as administrative services for the Horizons-1 and the Horizons-2 satellites (collectively, the "Horizons Satellites"), and we have recorded revenue for these services. Following the consolidation of Horizons Holdings at September 30, 2011, these revenues and expenses will be considered intercompany transactions and will be eliminated in consolidation.

We also have a revenue sharing agreement with JSAT related to services sold on the Horizons Satellites. We are responsible for billing and collecting for such services, and we remit 50% of the revenue to JSAT. Under the Horizons Amendment, we have agreed to guarantee to JSAT certain minimum levels of annual gross revenues for a three-year period beginning on the date that the Horizons-2 satellite is relocated to 85° east longitude. This guarantee could require us to pay JSAT a maximum potential amount ranging from $7.8 million to $10.3 million per year over the three-year period; however, we have assessed the likelihood of any payments being made as remote. In addition, we have guaranteed JSAT certain minimum levels of revenue on the Horizons-2 satellite prior to the arrival at 85° east longitude. Amounts payable to JSAT related to the revenue share from the Horizons Satellites were $3.4 million and $3.0 million as of December 31, 2010 and September 30, 2011, respectively.

(c) New Dawn

In June 2008, we entered into a project and shareholders' agreement (the "New Dawn Project Agreement") with Convergence SPV, Ltd. ("Convergence Partners") pursuant to which New Dawn, a Mauritius company in which we have a 74.9% indirect ownership interest and Convergence Partners has a 25.1% noncontrolling ownership interest, launched a new satellite in April 2011 to provide satellite transponder services to customers in Africa (see Note 5(c)—Satellite Launch).

New Dawn entered into a secured loan financing arrangement, which is non-recourse to New Dawn's shareholders, including us and our wholly-owned subsidiaries, beyond the shareholders' scheduled capital contributions, on December 5, 2008 to obtain $215.0 million of financing to fund a portion of the cost of construction and launch of the new satellite (see Note 8—Long-Term Debt). In addition, we and Convergence Partners have agreed to make certain capital contributions to New Dawn in proportion to our respective ownership interests in New Dawn to fund a portion of these costs. Total equity contributions during the nine months ended September 30, 2010 and 2011 were $4.1 million and $6.9 million, respectively, of which $3.1 million and $5.2 million were attributable to us with the remaining $1.0 million and $1.7 million contributed by Convergence Partners. New Dawn and its subsidiaries are unrestricted subsidiaries for purposes of our applicable indentures and credit agreements.

We have agreed to provide sales and marketing services, engineering and administrative support services, and have agreed to perform satellite-related consulting and technical services for New Dawn. The services include the provision of program management services with respect to the satellite and launch vehicle construction programs as well as TT&C services for the new satellite. In addition, for a fee of $15.0 million together with assumption of continuing payment obligations, we assigned New Dawn a launch service contract to provide for the launch of the New Dawn satellite.

Convergence Partners has at its option the ability to require us to buy its ownership interest at fair value subsequent to the operations of New Dawn's assets for a period as defined in the New Dawn Project Agreement. As a result of this option, as of each balance sheet date, we have reflected within mezzanine equity the estimated amount that we would pay to Convergence Partners if the option were exercised. This amount reflects the fair value analysis we performed at September 30, 2011, which resulted in a year-to-date decrease of $15.9 million in the fair value of the option, reducing it to $2.0 million. This decrease reflects the impact on the fair value analysis of the option associated with the C-band antenna reflector anomaly on the Intelsat New Dawn satellite (see Note 5(c)—Satellite Launch). The $15.9 million change in fair value is shown as an increase in our paid-in capital at September 30, 2011. We have assessed the significance of the Level 3 inputs to the overall valuation and have concluded that the valuation in its entirety is classified in Level 3 of the fair value hierarchy (see Note 2—Fair Value Measurements).

We consolidate New Dawn within our condensed consolidated financial statements, net of eliminating entries. Additionally, we account for the percentage interest in New Dawn owned by Convergence Partners as a noncontrolling interest according to the guidance provided under FASB ASC 480 related to the classification and measurement of redeemable securities.

(d) WP Com

We have formed a joint venture with Corporativo W. Com S. de R.L. de C.V. ("Corporativo") named WP Com, S. de R.L. de C.V. We own 49% of the voting equity shares and 88% of the economic interest in WP Com and Corporativo owns the remaining 51% of the voting equity shares. PanAmSat de Mexico, S. de R.L. de C.V. ("PAS de Mexico") is a subsidiary of WP Com, 99.9% of which is owned by WP Com, with the remainder of the equity interest split between us and Corporativo. We formed WP Com to enable us to operate in Mexico, and PAS de Mexico acts as a reseller of our satellite services to customers in Mexico and, beginning in the second quarter of 2011, in Ecuador. Profits and losses of WP Com are allocated to the joint venture partners based upon the voting equity shares.

We have determined that this joint venture meets the criteria of a VIE under FASB ASC 810. In accordance with FASB ASC 810, we evaluated this joint venture to determine the primary beneficiary. We have concluded that we are the primary beneficiary because we influence the underlying business drivers of PAS de Mexico, including by acting as the sole provider for satellite services that PAS de Mexico resells. Furthermore, we have modified our pricing for these services to ensure that PAS de Mexico continues to operate in the Mexican market. Corporativo does not fund any of the operating expenses of PAS de Mexico. Thus, we have consolidated WP Com within our condensed consolidated financial statements and we have accounted for the percentage interest in the voting equity of WP Com owned by Corporativo as a noncontrolling interest, which is included in the equity section of our condensed consolidated balance sheet in accordance with FASB ASC 810.

Note 9    Investments

In June 2009, the FASB issued authoritative guidance on VIEs, which was subsequently codified into FASB ASC Topic 810, Consolidation ("FASB ASC 810"), with the issuance of ASU 2009-17, Consolidations (Topic 810): Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities ("ASU 2009-17"). ASU 2009-17 revises the previous methodology used to determine the primary beneficiary of a VIE. Historically, the analysis was primarily quantitative and contained certain considerations of qualitative factors. FASB ASC 810 eliminates the quantitative approach for determining the primary beneficiary of a VIE and revises the guidance to employ a more qualitative approach to analyzing a VIE, including consideration of the substance of the VIE as well as assessing the underlying factors driving the economics of the VIE. Additionally, the revised guidance requires an ongoing assessment of whether an entity is the primary beneficiary and includes additional disclosure requirements, which are included below, including further description and explanation as to how an entity determined the primary beneficiary of the VIE. Under FASB ASC 810, the primary beneficiary is the entity that consolidates a VIE. We adopted FASB ASC 810 in the first quarter of 2010 and its application did not have a material impact on our consolidated financial statements.

We have ownership interests in a number of entities which met the criteria of a VIE, including WildBlue Communications Inc. ("WildBlue"), which was disposed of during the fourth quarter of 2009 as discussed below, Horizons-1, Horizons-2 and WP Com, as defined below. We have a greater than 50% controlling ownership and voting interest in New Dawn and therefore consolidate the New Dawn joint venture. We had a noncontrolling ownership interest of approximately 28% in WildBlue in 2009 and accordingly did not consolidate WildBlue. Horizons-1 and Horizons-2, as well as WP Com, are discussed in further detail below, including our analyses of the primary beneficiary determination as required under FASB ASC 810.

(a) WildBlue Communications, Inc.

Prior to December 15, 2009 we had a noncontrolling ownership interest of approximately 28% in WildBlue, a company offering broadband Internet access services in the continental United States via Ka-band satellite capacity. We accounted for our investment using the equity method of accounting. On December 15, 2009, we sold our ownership interest in WildBlue to Viasat Inc. through a non-cash transaction whereby we exchanged our interest in WildBlue for shares of Viasat Inc. common stock. During the first quarter of 2010, we sold all of our shares of Viasat Inc. common stock for $28.6 million, and recorded a $1.3 million gain on the sale within our consolidated statement of operations during the year ended December 31, 2010.

(b) Horizons-1 and Horizons-2

We have a joint venture with JSAT International, Inc. ("JSAT"), a leading satellite operator in the Asia-Pacific region. The joint venture is named Horizons Satellite Holdings, LLC ("Horizon Holdings"), and consists of two investments: Horizons-1 Satellite LLC ("Horizons-1") and Horizons-2 Satellite LLC ("Horizons-2"). We provide certain services to the joint venture and utilize capacity from the joint venture.

Under FASB ASC 810, we are required to reassess the primary beneficiary determination of Horizon Holdings on a recurring basis, as well as consider more qualitative factors when considering the primary beneficiary. Upon inception of the joint venture, we originally concluded that we were not the primary beneficiary of the joint venture and therefore did not consolidate Horizon Holdings. The assessment considered both quantitative and qualitative factors surrounding the joint venture, including which entity was more exposed to risk of loss or gain as well as other factors such as whether one partner of the joint venture had more voting power or other control of the joint venture. Horizons Holdings is set up with a joint 50/50 share of management authority as well as an equal share of the profits and revenues from Horizons-1 and Horizons-2. Therefore the equal share of quantitative and qualitative rights from the joint venture alone was not persuasive in defining a primary beneficiary. However, JSAT guarantees the payment of the debt at Horizons Holdings which was incurred to finance the construction of the Horizons-2 satellite. As a result, it was determined that we were not the primary beneficiary and would not consolidate Horizons Holdings. Rather, our investment is accounted for using the equity method of accounting. Subsequent to inception, there have been no events or revisions to the joint venture which would change our primary beneficiary determination. As of December 31, 2010, we continue to believe that we are not the primary beneficiary of the VIE and therefore we have not consolidated Horizons Holdings.

Horizons-1 owns and operates the Ku-band portion of the Horizons-1 satellite in the fixed satellite services sector, offering service to customers in the Asia-Pacific region. Through our investment in Horizons Holdings, we have an indirect 50% ownership interest in Horizons-1, an investment which is accounted for under the equity method of accounting. Our share of the results of Horizons-1 is included in other income (expense), net in the accompanying consolidated statements of operations and was income of $0.02 million, $0.2 million, $0.2 million and $0.2 million for the predecessor period January 1, 2008 to January 31, 2008, the successor period February 1, 2008 to December 31, 2008, and the years ended December 31, 2009 and 2010, respectively. The investment balance of $12.6 million and $9.8 million as of December 31, 2009 and 2010, respectively, was included within other assets in the accompanying consolidated balance sheets.

During the predecessor period January 1, 2008 to January 31, 2008, the successor period February 1, 2008 to December 31, 2008 and the years ended December 31, 2009 and 2010, we recorded expenses of $0.3 million, $3.5 million, $3.8 million and $3.7 million, respectively, in relation to the utilization of Ku-band satellite capacity from Horizons-1. Additionally, we provide TT&C and administrative services for the Horizons-1 satellite. We recorded revenue for these services of $0.1 million, $0.6 million, $0.6 million and $0.6 million during the predecessor period January 1, 2008 to January 31, 2008, the successor period February 1, 2008 to December 31, 2008 and the years ended December 31, 2009 and 2010, respectively.

We also have a revenue share agreement with JSAT related to services sold on the Horizons-1 satellite. We are responsible for the billing and collecting for all such services sold, but recognize revenue on a net basis. The payable due to JSAT was $1.8 million and $1.9 million as of December 31, 2009 and 2010, respectively.

On August 1, 2005, Intelsat Corp formed a second satellite joint investment with JSAT to build and launch a Ku-band satellite, Horizons–2. The Horizons-2 satellite was launched in December 2007 and placed into service in February 2008. Similar to the Horizons-1 joint venture, we share an indirect 50/50 ownership and voting interest in Horizons-2 with JSAT through our investment in Horizon Holdings. However, unlike Horizons-1, JSAT guarantees the payment of debt for the Horizons-2 joint venture.

The total future joint investment obligation in Horizons-2 is estimated to be $100.7 million as of December 31, 2010, of which each of the joint venture partners is required to fund their 50% share. Our share of the results of Horizons-2 is included in other income (expense), net in the accompanying consolidated statements of operations and was income of $0.3 million during the successor period February 1, 2008 to December 31, 2008 and for each of the years ended December 31, 2009 and 2010. As of December 31, 2009 and 2010, the investment balance of $75.3 million and $71.0 million, respectively, was included within other assets in the accompanying consolidated balance sheets.

In connection with our investment in Horizons-2, we entered into a capital contribution and subscription agreement in August 2005, which requires us to fund our 50% share of the amounts due under Horizons-2's loan agreement with a third-party lender. Pursuant to this agreement, we made contributions of $12.2 million during each of the years ended December 31, 2009 and 2010. We have entered into a security and pledge agreement with a third-party lender and, pursuant to this agreement, granted a security interest in our contribution obligation to the lender. Therefore, we have recorded this obligation as an indirect guarantee. We recorded a liability of $12.2 million within accrued liabilities as of December 31, 2009 and 2010, and a liability of $48.8 million and $36.6 million within other long-term liabilities as of December 31, 2009 and 2010, respectively, in the accompanying consolidated balance sheets.

We provide TT&C and administrative services for the Horizons-2 satellite. We did not receive any revenue for these services during the predecessor period January 1, 2008 to January 31, 2008. We recorded revenue for these services of $0.7 million, $0.8 million and $0.8 million during the successor period February 1, 2008 to December 31, 2008 and the years ended December 31, 2009 and 2010, respectively. During the successor period February 1, 2008 to December 31, 2008 and the years ended December 31, 2009 and 2010, we recorded expenses of $6.9 million, $7.1 million and $6.9 million, respectively, in relation to the utilization of satellite capacity for the Horizons-2 satellite.

We also have a revenue share agreement with JSAT related to services sold on the Horizons-2 satellite. We are responsible for the billing and collecting for all such services sold, but recognize revenue on a net basis. The amount payable to JSAT was $1.8 million and $1.5 million as of December 31, 2009 and 2010, respectively.

(c) New Dawn

In June 2008, we entered into a project and shareholders' agreement (the "New Dawn Project Agreement") with Convergence Partners pursuant to which New Dawn, a Mauritius company in which we have a 74.9% indirect ownership interest and Convergence Partners has a 25.1% noncontrolling ownership interest, intends to procure and launch a new satellite to provide satellite transponder services to customers in Africa. We currently expect the satellite to be launched during the first quarter of 2011.

New Dawn entered into a secured loan financing arrangement, which is non-recourse to New Dawn's shareholders, including us and our wholly-owned subsidiaries, beyond the shareholders' scheduled capital contributions, on December 5, 2008 to obtain $215.0 million of financing to fund a portion of the cost of construction and launch of the new satellite (see Note 11—Long-Term Debt). In addition, we and Convergence Partners have agreed to make certain capital contributions to New Dawn in proportion to our respective ownership interests in New Dawn to fund a portion of these costs. Total equity contributions during 2009 and 2010 were $1.5 million and $4.5 million, respectively, of which $1.1 million and $3.4 million were attributable to us with the remaining $0.4 million and $1.1 million contributed by Convergence Partners. New Dawn and its subsidiaries are unrestricted subsidiaries for purposes of applicable indentures and credit agreements of ours and our wholly-owned subsidiaries.

We have agreed to provide sales and marketing services, engineering and administrative support services, and have agreed to perform satellite-related consulting and technical services for New Dawn. The services include the provision of program management services with respect to the satellite and launch vehicle construction programs as well as TT&C services for the new satellite. In addition, for a fee of $15.0 million together with assumption of continuing payment obligations, we assigned New Dawn a launch service contract to provide for the launch of the New Dawn satellite.

Convergence Partners has at its option the ability to require us to buy its ownership interest at fair value subsequent to the operations of New Dawn's assets for a period as defined in the New Dawn Project Agreement. As a result of this option, as of each balance sheet date, we have reflected within mezzanine equity the estimated amount that we would pay to Convergence Partners as if the option was exercised. This amount reflects the fair value analysis we performed at December 31, 2010, which resulted in a $10.9 million increase in the fair value. The $10.9 million change in fair value is shown as a reduction in our paid-in capital at December 31, 2010. We have assessed the significance of the Level 3 inputs to the overall valuation and have concluded that the valuation in its entirety is classified in Level 3 of the fair value hierarchy (see Note 2—Significant Accounting Policies).

We consolidated New Dawn within our consolidated financial statements, net of eliminating entries. Additionally, we accounted for the percentage interest in New Dawn owned by Convergence Partners as a noncontrolling interest. We recorded the transaction in accordance with the guidance provided under FASB ASC 480 specifically related to the classification and measurement of redeemable securities.

(d) WP Com

We have formed a joint venture with Corporativo W. Com S. de R.L. de C.V. ("Corporative") named WP Com, S. de R.L. de C.V. ("WP Com"). We own 49% of the voting equity shares and 88% of the economic interest in WP Com and Corporativo owns the remaining 51% of the voting equity shares. PanAmSat de Mexico, S. de R.L. de C.V. ("PAS de Mexico") is a subsidiary of WP Com, 99.9% of which is owned by WP Com, with the remainder of the equity interest split between us and Corporativo. We formed WP Com to enable us to operate in Mexico, and PAS de Mexico acts as a reseller of our satellite services to customers in Mexico. Profits and losses of WP Com are allocated to the joint venture partners based upon the voting equity shares.

We have determined that this joint venture meets the criteria of a VIE under FASB ASC 810. In accordance with FASB ASC 810, we evaluated this joint venture to determine the primary beneficiary. We have concluded that we are the primary beneficiary because we influence the underlying business drivers of PAS de Mexico, including by acting as the sole provider for satellite services that PAS de Mexico resells. Furthermore, we have modified our pricing for these services to ensure that PAS de Mexico continues to operate in the Mexican market. Corporativo does not fund any of the operating expenses of PAS de Mexico. Thus, we have consolidated WP Com within our consolidated financial statements and we have accounted for the percentage interest in the voting equity of WP Come owned by Corporativo as a noncontrolling interest, which is included in the equity section of our consolidated balance sheet in accordance with FASB ASC 810.